UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/8/07

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		57


Form 13F information table value total (x$1000): $233,833


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                 March 31, 2007

Name of		  Title of           	   Value     Shares/    Sh/  Put/  Invstmt  Other
Issuer		  Class         Cusip      (x$1000)   Pm Amt   Pm   Call  Dscretn   Mgers  Sole  Shrd    None
---------	  ---------   ---------   --------  ------    ---  ----  -------    -----  ----  ----    ----

Aftermarket Tech    COM       008318107    2,364    97,361.00   SH         Sole           97,361.00
American Financial  COM       025932104      106     3,100.00   SH         Sole            3,100.00
American Int'l Gp.  COM       026874107       67     1,000.00   SH         Sole            1,000.00
American Medical
Sys Hdg             COM       02744M108    7,166   338,500.00   SH         Sole          338,500.00
American
Reprographics       COM       029263100    7,285   236,600.00   SH         Sole          236,600.00
Assured Guaranty    COM       G0585R106    5,697   208,520.00   SH         Sole          208,520.00
BP PLC ADR          COM       055622104       78     1,200.00   SH         Sole            1,200.00
Bemis Company       COM       081437105       57     1,700.00   SH         Sole            1,700.00
CRA International   COM       12618T105    6,082   116,550.00   SH         Sole          116,550.00
Cogent              COM       19239Y108    6,082   452,200.00   SH         Sole          452,200.00
Conexant Systems    COM       207142100    4,588 2,780,800.00   SH         Sole        2,780,800.00
DTS                 COM       23335C101    3,505   144,641.00   SH         Sole          144,641.00
Daktronics          COM       234264109    3,274   119,300.00   SH         Sole          119,300.00
Darwin Prof
Underwriters        COM       237502109       62     2,448.00   SH         Sole            2,448.00
Davita              COM       23918K108       75     1,400.00   SH         Sole            1,400.00
Dycom Industries    COM       267475101    8,856   339,840.00   SH         Sole          339,840.00
ECollege.com        COM       27887E100    4,753   264,800.00   SH         Sole          264,800.00
EMC Corp.           COM       268648102       48     3,500.00   SH         Sole            3,500.00
Guitar Center       COM       402040109    7,634   169,200.00   SH         Sole          169,200.00
Hanover Compressor  COM       410768105    2,860   128,534.00   SH         Sole          128,534.00
Headwaters          COM       42210P102       57     2,600.00   SH         Sole            2,600.00
Heidrick &
Struggles           COM       422819102    7,322   151,126.00   SH         Sole          151,126.00
Int'l ITC Holdings  COM       465685105    8,369   193,317.00   SH         Sole          193,317.00
Icon PLC ADR        COM       45103T107    7,268   170,600.00   SH         Sole          170,600.00
Iconix Brand Group  COM       451055107    4,104   201,200.00   SH         Sole          201,200.00
Infinity Property
& Casualty          COM       45665Q103       47     1,000.00   SH         Sole            1,000.00
InfraSource Serv    COM       45684P102    6,144   201,244.00   SH         Sole          201,244.00
Innerworkings       COM       45773Y105    4,951   419,600.00   SH         Sole          419,600.00
Interline Brands    COM       458743101    6,320   288,300.00   SH         Sole          288,300.00
Investment
Technology Grp      COM       46145F105    5,518   140,756.00   SH         Sole          140,756.00
Jarden Corp.        COM       471109108    6,047   157,896.00   SH         Sole          157,896.00
Lazard Ltd          COM       G54050102       55     1,100.00   SH         Sole            1,100.00
Legg Mason          COM       524901105       47       500.00   SH         Sole              500.00
Lithia Motors       COM       536797103    6,192   225,900.00   SH         Sole          225,900.00
LivePerson          COM       538146101    1,743   221,171.00   SH         Sole          221,171.00
Medifast            COM       58470H101    2,943   411,100.00   SH         Sole          411,100.00
Mettler Toledo
International       COM       592688105    2,357    26,311.00   SH         Sole           26,311.00
NCI Building Sys.   COM       628852105    4,821   100,991.00   SH         Sole          100,991.00
Neurometrix         COM       641255104    1,505   155,000.00   SH         Sole          155,000.00
Nice Systems ADR    COM       653656108    5,328   156,620.00   SH         Sole          156,620.00
Nuance Commun.      COM       67020Y100    6,282   410,300.00   SH         Sole          410,300.00
Nuveen Investment   COM       67090F106       71     1,500.00   SH         Sole            1,500.00
Oil States Int'l    COM       678026105    5,783   180,200.00   SH         Sole          180,200.00
On Assignment       COM       682159108    6,013   484,500.00   SH         Sole          484,500.00
P.F. Chang's
China Bistro        COM       69333Y108    4,849   115,791.00   SH         Sole          115,791.00
Pacer International COM       69373H106    5,778   214,472.00   SH         Sole          214,472.00
Polymedica Corp.    COM       731738100    8,989   212,355.00   SH         Sole          212,355.00
Privatebancorp      COM       742962103    7,282   199,166.00   SH         Sole          199,166.00
ProAssurance        COM       74267C106    4,886    95,532.00   SH         Sole           95,532.00
Progressive Corp.
Ohio                COM       743315103       57     2,600.00   SH         Sole            2,600.00
Rackable Systems    COM       750077109    3,940   232,200.00   SH         Sole          232,200.00
Santarus            COM       802817304    3,205   455,223.00   SH         Sole          455,223.00
Signature Bank NY   COM       82669G104    9,253   284,356.00   SH         Sole          284,356.00
Smithfield Foods    COM       832248108       66     2,200.00   SH         Sole            2,200.00
Sun Healthcare Grp  COM       866933401    8,698   704,300.00   SH         Sole          704,300.00
United NaturalFoods COM       911163103    6,842   223,291.00   SH         Sole          223,291.00
Warnaco Group       COM       934390402       65     2,300.00   SH         Sole            2,300.00
TOTAL PORTFOLIO
REPORT SUMMARY       57                  233,833





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